Ordinary Shares (Details) - USD ($)									12 Months Ended
	Sep. 29, 2025	Sep. 26, 2025	May 22, 2025	Feb. 05, 2025	Aug. 31, 2024	Aug. 29, 2024	Aug. 26, 2024	Apr. 06, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 25, 2025	Sep. 12, 2025	Apr. 08, 2025
Ordinary Shares [Line Items]
Common stock, share authorized										100,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.0005
Ordinary shares issued										14,591,942
Description of the stock split								1:2000
Common stock, value (in Dollars)										$ 7,296
Ordinary shares outstanding										14,591,942
Sale of ordinary shares			10,000,000				2,091,942
Net proceeds (in Dollars)						$ 5,404,654			4,076,250	$ 5,404,654
Gross proceeds underwriting discounts (in Dollars)			$ 5,000,000
Gross proceeds (in Dollars)		$ 2,900,000			$ 400,000				$ 6,900,912	7,373,839
Series A Warrants [Member]
Ordinary Shares [Line Items]
Warrants to purchase			1
Exercise price (in Dollars per share)									$ 1
Warrants issued									30,000,000
Warrants Outstanding									10,000,000
Series B Warrants [Member]
Ordinary Shares [Line Items]
Warrants to purchase			1						10,000,000
Exercise price (in Dollars per share)									$ 1
Warrants issued									40,000,000
Pre-Funded Warrants [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share)												$ 0.075
Warrants to purchase												16,944,238
Exercise price (in Dollars per share)									$ 0.0005
Warrants issued									1
Adoption of Amended [Member]
Ordinary Shares [Line Items]
Common stock, share authorized								100,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0005
Authorized share capital (in Dollars)								$ 50,000
Authorized shares								50,000
Price per share (in Dollars per share)								$ 1
Common stock, value (in Dollars)				$ 50,000				$ 50,000
Share voluntarily surrendered								87,500,000
Common Stock [Member]
Ordinary Shares [Line Items]
Net proceeds (in Dollars)										1,046
Re-designated share [Member]
Ordinary Shares [Line Items]
Common stock, share authorized				100,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0005
Minimum [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)	$ 250,000
Authorized shares													250,000
Outstanding share capital percentage									4.99%
Maximum [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)	$ 10,000,000
Outstanding share capital percentage									9.99%
Authorized share capital (in Dollars)													$ 10,000,000
Common Stock [Member]
Ordinary Shares [Line Items]
Common stock, share authorized									50,000
Ordinary shares, par value (in Dollars per share)									$ 1
Ordinary shares issued									50,000
Ordinary shares outstanding								12,500,000
Common Stock [Member] | Adoption of Amended [Member]
Ordinary Shares [Line Items]
Ordinary shares issued								12,500,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, share authorized									400,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0005
Ordinary shares issued									95,998,776
Price per share (in Dollars per share)	$ 0.05											$ 0.075
Common stock, value (in Dollars)									$ 48,000
Ordinary shares outstanding									95,998,776
Sale of ordinary shares			1
Warrants to purchase									40,000,000			16,944,238
Divided shares	160,000,000
Class A Ordinary Shares [Member] | Series A Warrants [Member]
Ordinary Shares [Line Items]
Warrants to purchase			1
Class A Ordinary Shares [Member] | Series B Warrants [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share)			$ 0.5
Warrants to purchase			1
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Net proceeds (in Dollars)									$ 5,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0005
Ordinary shares issued												22,055,096
Class A Ordinary Shares [Member] | Re-classified share [Member]
Ordinary Shares [Line Items]
Common stock, share authorized				400,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0005
Common stock, value (in Dollars)				$ 250,000
Number of votes				one
Class A Ordinary Shares [Member] | WORK Medical Technology Group LTD [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.0005
Ordinary shares issued													400,000,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, share authorized									100,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0005
Ordinary shares issued									7,592,500
Price per share (in Dollars per share)	$ 0.05
Common stock, value (in Dollars)									$ 3,796
Ordinary shares outstanding									7,592,500
Number of votes				20
Divided shares	40,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Net proceeds (in Dollars)
Class B Ordinary Shares [Member] | Re-classified share [Member]
Ordinary Shares [Line Items]
Common stock, share authorized				100,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0005
Class B Ordinary Shares [Member] | Re-designation Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued														7,592,500
Class B Ordinary Shares [Member] | WORK Medical Technology Group LTD [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.0005
Ordinary shares issued													100,000,000
Subscription Arrangement [Member]
Ordinary Shares [Line Items]
Unrecovered consideration of subscription receivable (in Dollars)									$ 125,000	$ 12,500,000
Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Sale of ordinary shares						91,942
Sale of stock price (in Dollars per share)						$ 4
Registered Direct Offering [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0005
Registered Direct Offering [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	400,000,000
Registered Direct Offering [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0005
Ordinary shares issued	100,000,000